Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Research and development expenses	$ 1,639	$ 2,710	$ 1,943
Wages and related expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	435	667	321
Share-based payment [Member]
Statement Line Items [Line Items]
Research and development expenses	165	109	103
Regulatory and other expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	437	595	316
Research and preclinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	277	593	362
Clinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	240	692	511
Chemistry and formulations [Member]
Statement Line Items [Line Items]
Research and development expenses	$ 85	$ 54	$ 330